Commitments and contingencies (Details)	Dec. 31, 2022 USD ($)
Statement [Line Items]
Minimum annual lease payments	$ 23,351
Lease Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	12,980
Consulting Agreements [Member]
Statement [Line Items]
Minimum annual lease payments	$ 10,371